Prepaid expenses and accrued income (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid expenses and accrued income [Abstract]
Prepaid expenses	SFr 4,302	SFr 6,437
Accrued income	1,099	246
Total prepaid expenses and accrued income	5,401	SFr 6,683
Accrued interest income	SFr 1,100